INTANGIBLE ASSETS, NET (Tables)	6 Months Ended
Jun. 30, 2024
INTANGIBLE ASSETS, NET
Summary of intangible assets

	June 30,	December 31,
	2024	2023
Copyrights	$713,986	$730,810
Software	69,579	65,335
Less: accumulated amortization	(463,676)	(394,596)
	$319,889	$401,549